Goodwill and intangible assets, net	9 Months Ended	12 Months Ended
	Sep. 25, 2021	Dec. 26, 2020
EWC Ventures and its Subsidiaries [Member]
Goodwill and intangible assets, net
8.	Goodwill and intangible assets, net

A summary of goodwill and intangible assets as of December 26, 2020 and December 28, 2019 is as follows:

	December 26, 2020
	Weighted Average
	Remaining Useful	Gross Carrying	Accumulated	Net Carrying
	Life (Years)	Value	Amortization	Value
Franchisee relationships	7.74	$114,594	$(25,870)	$88,724
Reacquired rights	9.19	68,973	(8,304)	60,669
Favorable lease assets	1.24	170	(110)	60
		183,737	(34,284)	149,453

Indefinite-lived intangible: Trade name	N/A	63,814	—	63,814
Total intangible assets		$247,551	$(34,284)	$213,267
Goodwill		$328,551	$—	$328,551

	December 28, 2019
	Weighted Average
	Remaining Useful	Gross Carrying	Accumulated	Net Carrying
	Life (Years)	Value	Amortization	Value
Franchisee relationships	8.74	$114,594	$(14,442)	$100,152
Reacquired rights	9.92	36,182	(1,847)	34,335
Favorable lease assets	2.24	170	(61)	109
		150,946	(16,350)	134,596
Indefinite-lived intangible:
Trade name	N/A	63,814	—	63,814
Total intangible assets		$214,760	$(16,350)	$198,410
Goodwill		$328,551	$—	$328,551

Area representative rights represent an agreement with area representatives to sell franchise licenses and provide support to franchisees in a geographic region. From time to time, the Company enters into agreements to reacquire certain area representative rights. These reacquisition costs totaled $32,791 and $36,182 for the years ended December 26, 2020 and December 28, 2019, respectively. The initial term of the area representative agreements is ten years with an additional ten-year renewal at the option of the area representative. The reacquired rights are amortized on a straight-line basis over the remaining expected term of the agreement prior to the reacquisition. Amortization expense for reacquired rights was $6,457 and $1,847 for the years ended December 26, 2020 and December 28, 2019, respectively.

Franchisee relationships are amortized on a straight-line basis over the estimated useful life of the asset. Amortization expense for franchisee relationships was $11,428 for each of the years ended December 26, 2020 and December 28, 2019. Amortization expense for franchisee relationships and reacquired rights is included in Depreciation and amortization expense on the Consolidated Statements of Operations and Comprehensive Loss.

Favorable lease assets are amortized on a straight-line basis over the estimated useful life of the asset. Amortization of favorable lease assets of $48 and $61 was recorded within depreciation and amortization expense in the Consolidated Statements of Operations and Comprehensive Loss for the years ended December 26, 2020 and December 28, 2019, respectively.

Future expected amortization expense of the Company’s intangible assets as of December 26, 2020 is as follows:

	Franchisee
Fiscal Years Ending	Relationships	Rights	Lease Assets
2021	$11,428	$6,555	$48
2022	11,428	6,555	12
2023	11,428	6,555	—
2024	11,428	6,555	—
2025	11,428	6,555	—
Thereafter	31,584	27,894	—
Total	$88,724	$60,669	$60

European Wax Center, Inc. and Subsidiaries
Intangible assets net

5. Intangible assets, net

A summary of intangible assets as of September 25, 2021 and December 26, 2020 is as follows:

	September 25, 2021
	Weighted
	Average
	Remaining	Gross		Net
	Useful	Carrying	Accumulated	Carrying
	Life (Years)	Value	Amortization	Value
Franchisee relationships	7.00	$114,594	$(34,396)	$80,198
Reacquired rights	8.56	76,545	(13,833)	62,712
Favorable lease assets	0.47	170	(147)	23
		191,309	(48,376)	142,933
Indefinite-lived intangible:
Trade name	N/A	63,814	—	63,814
Total intangible assets		$255,123	$(48,376)	$206,747

	December 26, 2020
	Weighted Average	Gross		Net
	Remaining Useful	Carrying	Accumulated	Carrying
	Life (Years)	Value	Amortization	Value
Franchisee relationships	7.74	$114,594	$(25,870)	$88,724
Reacquired rights	9.19	68,973	(8,304)	60,669
Favorable lease assets	1.24	170	(110)	60
		183,737	(34,284)	149,453
Indefinite-lived intangible:
Trade name	N/A	63,814	—	63,814
Total intangible assets		$247,551	$(34,284)	$213,267

Area representative rights represent an agreement with area representatives to sell franchise licenses and provide support to franchisees in a geographic region. From time to time, the Company enters into agreements to reacquire certain area representative rights. During the 39 weeks ended September 25, 2021, reacquisition costs totaled $7,644.

During the 39 weeks ended September 26, 2020, reacquisition costs totaled $34,614 which consisted of $34,294 of cash consideration paid during the period and $320 of certain purchase price holdbacks, which were paid during the remainder of fiscal year 2020.

The initial term of the area representative agreements is ten years with an additional ten-year renewal at the option of the area representative. The reacquired rights are amortized on a straight-line basis over the remaining expected term of the agreement prior to the reacquisition. Amortization expense for reacquired rights was $1,699 and $1,771 for the 13 weeks ended September 25, 2021 and September 26, 2020, respectively, and $5,529 and $5,199 for the 39 weeks ended September 25, 2021 and September 26, 2020, respectively.

Franchisee relationships are amortized on a straight-line basis over the estimated useful life of the asset. Amortization expense for franchisee relationships was $2,812 and $2,857 for the 13 weeks ended September 25, 2021 and September 26, 2020, respectively, and $8,526 and $8,571 for the 39 weeks ended September 25, 2021 and September 26, 2020, respectively. Amortization expense for franchisee relationships and reacquired rights is included in depreciation and amortization expense on the condensed consolidated statements of operations.

Favorable lease assets are amortized on a straight-line basis over the estimated useful life of the asset. Amortization of favorable lease assets of $13 and $12 was recorded within depreciation and amortization expense in the condensed consolidated statements of operations for the 13 weeks ended September 25, 2021, and September 26, 2020, respectively, and $37 and $36 for the 39 weeks ended September 25, 2021 and September 26, 2020, respectively.

Future expected amortization expense of the Company’s intangible assets as of September 25, 2021 is as follows:

	Franchisee	Reacquired	Favorable
Fiscal Years Ending	Relationships	Rights	Lease Assets
2021 (from September 26, 2021)	$2,899	$1,840	$14
2022	11,595	7,363	9
2023	11,595	7,363	—
2024	11,595	7,363	—
2025	11,595	7,363	—
Thereafter	30,919	31,420	—
Total	$80,198	$62,712	$23